Commitments and Contingencies - Future Minimum Rental Payable under Non-cancellable Operating Leases with Initial Terms of One Year or More (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum rental payable under non-cancellable operating leases	$ 3,263	$ 3,640
Within one year [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum rental payable under non-cancellable operating leases	616	1,174
After one year but not more than five years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum rental payable under non-cancellable operating leases	1,279	859
More than five years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum rental payable under non-cancellable operating leases	$ 1,368	$ 1,607